Post Employee Benefit Obligations - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in actual assumption	(0.80%)
Post-employment benefits to variations	100.00%
Discount rate assumes a increase	$ 6,136,668	$ 5,829,095
Discount rate assumes a decrease	5,602,670	$ 5,330,365
Defined benefit plans will increase	$ 8,445,218
Weighted average term	7 years 11 months 23 days
Term of commitments	10 years
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	5 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	15 years